Unaudited Condensed Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2024		Dec. 31, 2023
Non-current assets
Property and equipment	€ 272,446		€ 289,577
Right-of-use assets	950,070		1,071,666
Intangible assets	44,876		68,818
Other assets	230,750		257,267
Financial assets	237,755		9,052,741
Total non-current assets	1,735,897		10,740,069
Current assets
Inventories	9,644,241		11,367,807
Other assets	4,865,751		4,036,650
Trade receivables	23,727
Tax receivables	1,775,404		3,791,564
Financial assets	55,838,699		77,504,518
Cash and cash equivalents	19,152,121		12,767,943
Total current assets	91,299,943		109,468,483
TOTAL ASSETS	93,035,840		120,208,552
Equity
Issued capital	7,065,993		7,065,993
Share premium	334,211,338		334,211,338
Other capital reserves	43,123,867		40,050,053
Accumulated deficit	(309,630,796)		(286,127,819)
Other components of equity	7,385,002		7,382,166
Total equity	82,155,403	[1]	102,581,730
Non-current liabilities
Lease liabilities	601,195		745,716
Other liabilities	36,877		36,877
Total non-current liabilities	638,072		782,593
Current liabilities
Trade and other payables	8,544,902		11,974,362
Lease liabilities	397,475		374,329
Employee benefits	1,125,663		1,609,766
Other liabilities	174,325		2,885,772
Total current liabilities	10,242,365		16,844,229
Total Liabilities	10,880,437		17,626,822
TOTAL EQUITY AND LIABILITIES	€ 93,035,840		€ 120,208,552

[1]	unaudited